Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Financial Assets Measured at Fair Value on Recurring Basis
The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024, respectively (in thousands):

	Fair Value Measurements Using
September 30, 2025	Fair Value	Level 1	Level 2	Level 3
Cash equivalents
Money market	$15	$15	$—	$—

Investments
Treasury bills	$2,309	$—	$2,309	$—
Government bonds	1,003	1,003	—	—

Total Investments	$3,312	$1,003	$2,309	$—

	Fair Value Measurements Using
December 31, 2024	Fair Value	Level 1	Level 2	Level 3
Cash equivalents
Money market	$74	$74	$—	$—

Investments
Treasury bills	2,062	—	2,062	—
Government agency bonds	772	772	—	—
Money market	696	696	—	—

Total Investments	$3,530	$1,468	$2,062	$—

The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring basis as of December 31, 2024 and December 31, 2023, respectively (in thousands).

	Fair Value Measurements Using
December 31, 2024	Fair Value	Level 1	Level 2	Level 3
Cash equivalents
Money market	$74	$74	$—	$—

Total cash equivalents	$74	$74	$—	$—

Investments
Treasury bills	2,062	—	2,062	—
Government agency bonds	772	772	—	—
Money market	696	696	—	—

Total investments	$3,530	$1,468	$2,062	$—

	Fair Value Measurements Using
December 31, 2023	Fair Value	Level 1	Level 2	Level 3
Money market	$5,449	$5,449	$—	$—

Summary of Key Level 3 Inputs Used in Valuation of Warrants Liability at Fair Value
The table below summarizes key inputs used in the valuation of the liability classified warrants as of the issuance date and as of the date of amendment:

	As of issuance date	As of date of amendment
Expected term	1.1 - 5.0 years	0.9 - 4.7 years
Common stock market price	$ 2.01 - $ 2.27	$ 1.45
Risk-free interest rate	4.5% - 5.1%	3.81% - 4.63%
Expected volatility	117.0% - 127.2%	92.2% - 99.79%

Schedule of Change in Fair Value of Liability
The following table provides a roll forward of the fair value of liability classified common stock warrants during the nine months ended September 30, 2025 (in thousands):

	February 2025 Warrants	March 2025 Series A Warrants	March 2025 Series B Warrants	Total
Beginning balance as of January 1, 2025	$—	$—	$—	$—
Issuance	2,762	2,005	11,243	16,010
Change in fair value	(2,231)	335	5,043	3,147
Settlement	(531)	—	(858)	(1,389)
Modification and extinguishment	—	(2,340)	(4,461)	(6,801)
Reclassified to equity	—	—	(10,967)	(10,967)

Ending balance as of September 30, 2025	$—	$—	$—	$—

The table below provides a summary of the fair value of the Company’s warrant liability during year ended December 31, 2024 (in thousands). As of December 31, 2023, the fair value of liability classified warrants was immaterial, and the change in the fair value of liability classified warrants during the year ended December 31, 2023 was immaterial.

Twelve Months Ended December 31, 2024
Warrant liability
Beginning balance	$—
Issuance of warrants	10,854
Change in fair value of warrants	(5,654)
Reclassification to equity	(5,200)

Ending balance	$—

Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Key Level 3 Inputs Used in Valuation of Warrants Liability at Fair Value
As detailed in Note 13 below, the Company elected to account for convertible notes (consisting of funding notes and exchange notes) issued on February 13, 2025 at fair value as of the issuance date and immediately before their settlement date of March 4, 2025. The convertible notes are valued using the binomial lattice model with the following key level 3 inputs:

	At issuance	At settlement
Interest rate	4.18%-4.28%	3.99%
Remaining term (years)	1.0	0.94
Volatility	77.5%	119.2%
Fair value of common stock	$1.20	$0.30

Schedule of Change in Fair Value of Liability
The following table provides a roll forward of the fair value of the convertible notes during the nine months ended September 30, 2025 (in thousands):

	Funding Notes	Exchange Notes
Beginning balance as of January 1, 2025	$—	$—
Issuance	3,968	3,763
Change in fair value	(265)	(251)
Settlement	(3,703)	(3,512)

Ending balance as of September 30, 2025	$—	$—

War
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March 2025 Series A and B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Key Level 3 Inputs Used in Valuation of Warrants Liability at Fair Value
As detailed in Note 13 below, the Company issued March 2025 Series A and March 2025 Series B common stock warrants in connection with the March 2025 Private Placement. The March 2025 Series A and March 2025 Series B common stock warrants are accounted for as liabilities at fair value at issuance date, and immediately prior to their extinguishment and modification, respectively, on June 17, 2025. The March 2025 Series A and March 2025 Series B common stock warrants were valued using the Monte Carlo simulation, with the following key level 3 inputs:

	At issuance	At modification and extinguishment
Interest rate	3.98%	3.91%
Remaining term (years)	6.1	4.9
Volatility	123.7%	135.6%

Series B Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Key Level 3 Inputs Used in Valuation of Warrants Liability at Fair Value
The March 2025 Series B Warrants were valued immediately prior to exercise, using the Monte Carlo simulation with the following inputs for the exercises that occurred before the modification on June 17, 2025:

At exercise
Interest rate	3.85% - 4.06%
Remaining term (years)	4.9 - 5.0
Volatility	133.9% - 135.8%

February 2025 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Key Level 3 Inputs Used in Valuation of Warrants Liability at Fair Value
In addition, the February 2025 Warrants issued in connection with the Funding Notes were required to be classified as liabilities and recorded at fair value. The Company estimated the fair value of the February 2025 Warrants using the Black Scholes model at issuance as of February 13, 2025 and as of their redemption date of March 4, 2025, using the following level 3 inputs:

	At issuance	At settlement
Interest rate	4.30%	4.30%
Remaining term (years)	5.0	4.95
Volatility	98.5%	102.1%
Fair value of common stock	$1.20	$0.30